Condensed consolidated statements of financial position - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 4,457	$ 4,215	$ 4,071	$ 5,600
Restricted cash	108	156
Trade accounts receivable and other (including 690 and 1,084 from related parties at June 30, 2022 and December 31, 2021, respectively)	5,931	5,143
Inventories (note 2)	23,303	19,858
Prepaid expenses and other current assets	7,189	5,567
Total current assets	40,988	34,939
Non-current assets:
Goodwill and intangible assets	4,307	4,425
Property, plant and equipment and biological assets	29,542	30,075
Investments in associates and joint ventures	10,992	10,319
Other investments	866	1,146
Deferred tax assets	7,974	8,147
Other assets	2,357	1,461
Total non-current assets	56,038	55,573
Total assets	97,026	90,512
Current liabilities:
Short-term debt and current portion of long-term debt (note 7)	2,719	1,913
Trade accounts payable and other (including 405 and 431 to related parties at June 30, 2022 and December 31, 2021, respectively)	16,736	15,093
Short-term provisions (note 9)	722	1,064
Accrued expenses and other liabilities	5,035	4,831
Income tax liabilities	757	1,266
Total current liabilities	25,969	24,167
Non-current liabilities:
Long-term debt, net of current portion (note 7)	6,069	6,488
Deferred tax liabilities	2,489	2,369
Deferred employee benefits	3,517	3,772
Long-term provisions (note 9)	1,534	1,498
Other long-term obligations	1,002	874
Total non-current liabilities	14,611	15,001
Total liabilities	40,580	39,168
Equity (note 5):
Equity attributable to the equity holders of the parent	53,992	49,106
Non-controlling interests	2,454	2,238
Total equity	56,446	51,344	$ 46,325	$ 40,237
Total liabilities and equity	$ 97,026	$ 90,512